PIMCO RAFI ESG US ETF Investment Objectives and Goals - PIMCO RAFI ESG US ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO RAFI ESG U.S. ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of the RAFI ESG US Index.